EQUITY BASED COMPENSATION - Unrecognized compensation cost for unvested awards and the related remaining weighted average (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment arrangment unrecognized compensation	$ 362,618
Two Thousand And Twenty One Incentive Award Plan [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment arrangment unrecognized compensation	$ 233,241
Share based compensation by share based payment arrangement unrecognized compensation remaining period for recognition	2 years 2 months 12 days
Pre-IPO equity awards
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment arrangment unrecognized compensation	$ 3,049
Share based compensation by share based payment arrangement unrecognized compensation remaining period for recognition	1 year 8 months 12 days
TKO Two Thousand And Twenty Three Plan [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment arrangment unrecognized compensation	$ 66,958
Share based compensation by share based payment arrangement unrecognized compensation remaining period for recognition	2 years 3 months 25 days
WWE Replacement Awards [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment arrangment unrecognized compensation	$ 59,370
Share based compensation by share based payment arrangement unrecognized compensation remaining period for recognition	2 years 3 months 18 days